Note 5 - Fair Value of Financial Instruments (10Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]
5.	Fair Value of Financial Instruments

Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments be made. Additionally, fair value is used on a nonrecurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumptions are used when estimating fair value. The carrying amounts of certain of the Company’s financial instruments, including prepaid expense and accounts payable are shown at cost, which approximates fair value due to the short-term nature of these instruments. The Company follows the provisions of FASB ASC Topic 820, Fair Value Measurement, for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following table presents the Company’s assets that are measured at fair value on a recurring basis (amounts in thousands):

	Fair value measurement at reporting date
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
March 31, 2023
Cash equivalents:
Money market funds	$14,014,584	$—	$—
Commercial paper	—	—	—
Total cash and cash equivalents	$14,014,584	$—	$—

Marketable securities:
Commercial paper	—	1,994,090	—
US treasury	—	997,680	—
Total marketable securities	$—	$2,991,770	$—

Total financial assets	$14,014,584	$2,991,770	$—

December 31, 2022:
Cash equivalents:
Money market funds	$8,526,786	$—	$—
Commercial paper	—	—	—
Total cash and cash equivalents	$8,526,786	$—	$—

Marketable securities:
Commercial paper	—	9,424,170	—
US treasury	—	2,984,770	—
Total marketable securities	$—	$12,408,940	$—

Total financial assets	$8,526,786	$12,408,940	$—

The fair values of the Company’s Level 2 marketable securities are estimated primarily based on benchmark yields, reported trades, market-based quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications, which represent a market approach. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. This valuation technique may change from period to period, based on the relevance and availability of market data.

5. Fair Value of Financial Instruments

Fair value is the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value determination in accordance with applicable accounting guidance requires that a number of significant judgments be made. Additionally, fair value is used on a nonrecurring basis to evaluate assets for impairment or as required for disclosure purposes by applicable accounting guidance on disclosures about fair value of financial instruments. Depending on the nature of the assets and liabilities, various valuation techniques and assumptions are used when estimating fair value. The carrying amounts of certain of the Company’s financial instruments, including prepaid expense and accounts payable are shown at cost, which approximates fair value due to the short-term nature of these instruments. The Company follows the provisions of FASB ASC Topic 820, Fair Value Measurement, for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

• Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

• Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.

• Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following table presents the Company’s assets that are measured at fair value on a recurring basis:

	Fair value measurement at reporting date
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2022
Cash equivalents:
Money market funds	$8,526,786	$—	$—
Commercial paper	—	—	—
Total cash and cash equivalents	$8,526,786	$—	$—

Marketable securities:
Commercial paper	$—	$9,424,170	$—
US treasury	—	2,984,770	—
Total marketable securities	$—	$12,408,940	$—

Total financial assets	$8,526,786	$12,408,940	$—

The fair values of the Company’s Level 2 marketable securities are estimated primarily based on benchmark yields, reported trades, market-based quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications, which represent a market approach. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. This valuation technique may change from period to period, based on the relevance and availability of market data.